FAIR VALUE OF FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2024
Fair Value Disclosures [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS	FAIR VALUE OF FINANCIAL INSTRUMENTS
The carrying amount and fair value of financial instruments are shown below:

	June 30, 2024		December 31, 2023
AS OF US$ MILLIONS	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets
Available-for-sale fixed maturity securities	$52,597	$52,597	$18,777	$18,777
Equity securities[1]	2,804	2,804	3,663	3,663
Mortgage loans on real estate, net of allowance	12,444	12,228	5,962	5,683
Private loans, net of allowance	2,871	2,871	1,198	855
Policy loans	401	401	390	390
Short-term investments	2,910	2,910	3,115	3,115
Other invested assets:
Derivative assets	1,620	1,620	342	342
Separately managed accounts	89	89	105	105
Other[2]	900	883	58	58
Cash and cash equivalents	14,335	14,335	4,308	4,308
Reinsurance funds withheld[3]	1,573	1,573	7,248	7,248
Other assets – market risk benefit assets	704	704	34	34
Separate account assets[4]	1,266	1,266	1,189	1,189
Total financial assets	$94,514	$94,281	$46,389	$45,767
Financial liabilities
Policyholders’ account balances – embedded derivative	$1,196	$1,196	$1,104	$1,104
Market risk benefits	3,276	3,276	89	89
Other liabilities – derivative liabilities	14	14	12	12
Notes payable	657	657	174	174
Corporate and subsidiary borrowings	4,461	4,444	3,569	3,567
Separate account liabilities[4]	1,266	1,266	1,189	1,189
Total financial liabilities	$10,870	$10,853	$6,137	$6,135
1.Balance as of December 31, 2023 includes $424 million of private equity measured at cost less impairment, if any, as their fair values were not readily determinable and were therefore not subject to fair value hierarchy.
2.Balances include $471 million and $12 million of other invested assets not subject to fair value hierarchy as of June 30, 2024 and December 31, 2023, respectively. Balances exclude $1.6 billion and $209 million of derivative cash collaterals that are recorded as an offset to “Other invested assets” in the statements of financial position and are also not included in fair value hierarchy as of June 30, 2024 and December 31, 2023, respectively (refer to “Derivative Exposure” section of Note 9 for details).
3.Balances include $1.5 billion and $7.3 billion of assets not subject to fair value hierarchy as of June 30, 2024 and December 31, 2023, respectively.
4.Balances include $32 million and $26 million of assets, and corresponding liabilities, that are not subject to fair value hierarchy as of June 30, 2024 and December 31, 2023, respectively.
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability. A fair value hierarchy is used to determine fair value based on a hypothetical transaction as of the measurement date from the perspective of a market participant. The Company has evaluated the types of securities in its investment portfolio to determine an appropriate hierarchy level based upon trading activity and the observability of market inputs. The classification of assets or liabilities within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are defined as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities
Level 2
Quoted prices in markets that are not active or inputs that are observable directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities

Level 3
Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets or liabilities. Unobservable inputs reflect the Company’s own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models and third-party evaluation, as well as instruments for which the determination of fair value requires significant management judgment or estimation

Valuation Techniques for Assets and Liabilities Recorded at Fair Value

Available-for-sale fixed maturity securities — The Company utilizes pricing services to estimate fair value measurements. The fair value for available-for-sale fixed maturity securities that are disclosed as Level 1 measurements are based on unadjusted quoted market prices for identical assets that are readily available in an active market. The estimates of fair value for most available-for-sale fixed maturity securities, including municipal bonds, provided by the pricing service are disclosed as Level 2 measurements as the estimates are based on observable market information rather than market quotes. The pricing service utilizes market quotations for available-for-sale fixed maturity securities that have quoted prices in active markets. Since available-for-sale fixed maturity securities generally do not trade on a daily basis, the pricing service prepares estimates of fair value measurements for these securities using its proprietary pricing applications, which include available relevant market information, benchmark curves, benchmarking of like securities, sector groupings and matrix pricing. Additionally, an option adjusted spread model is used to develop prepayment and interest rate scenarios.
The pricing service evaluates each asset class based on relevant market information, credit information, perceived market movements and sector news. The market inputs utilized in the pricing evaluation, listed in the approximate order of priority, include: benchmark yields, reported trades, pricing source quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and economic events. The extent of the use of each market input depends on asset class and the market conditions. Depending on the security, the priority of the use of inputs may change or some market inputs may not be relevant. For some securities, additional inputs may be necessary.
The Company has reviewed the inputs and methodology used and the techniques applied by the pricing service to produce quotes that represent the fair value of a specific security. The review confirms that the pricing service is utilizing information from observable transactions or a technique that represents a market participant’s assumptions. The Company does not adjust quotes received from the pricing service. The pricing service utilized by the Company has indicated that they will only produce an estimate of fair value if there is objectively verifiable information available.
The Company holds a small amount of private placement debt and available-for-sale fixed maturity securities that have characteristics that make them unsuitable for matrix pricing. For these securities, a quote from an independent pricing source (typically a market maker) is obtained. Due to the disclaimers on the quotes that indicate the price is indicative only, the Company includes these fair value estimates in Level 3.
For securities priced using a quote from an independent pricing source, such as certain available-for-sale fixed maturity securities, the Company uses a market-based fair value analysis to validate the reasonableness of prices received. Price variances above a certain threshold are analyzed further to determine if any pricing issue exists. This analysis is performed quarterly.
Equity securities — For publicly-traded equity securities, prices are received from a nationally recognized pricing service that are based on observable market transactions, and these securities are classified as Level 1 measurements. For certain preferred stock, current market quotes in active markets are unavailable. In these instances, an estimated fair value is received from the pricing service. The service utilizes similar methodologies to price preferred stocks as it does for available-for-sale fixed maturity securities. If applicable, these estimates are disclosed as Level 2 or Level 3 measurements, depending on the use of at least one significant unobservable input. The Company tests the accuracy of the information provided by reference to other services annually.
Short-term investments — Short-term investments include fixed maturity securities with original maturities of over 90 days and less than one year at the date of acquisition, some of which are disclosed as Level 1 measurements as their fair values are based on unadjusted quoted market prices for identical assets that are readily available in an active market. Short-term investments also include commercial paper rated A2 or P2 or better by Standard & Poor’s and Moody’s, respectively. Commercial paper is carried at amortized cost which approximates fair value. These investments are classified as Level 2 measurements.
Investment real estate and real estate partnerships — The fair values of residential real estate investments held through consolidation of investment company VIEs are initially recorded based on the cost to purchase the properties and subsequently recorded at fair value on a recurring basis and falls within Level 3 of the fair value hierarchy. The fair value of the residential real estate properties was determined using broker price opinions (“BPO”). A BPO is an appraisal methodology commonly used in the industry to estimate net proceeds from the sale of a home. The significant inputs into the valuation include market comparable home sales, age and size of the home, location and property conditions.
Certain of the Company’s consolidated variable interest entities that are fair valued on a recurring basis invest in limited liability companies (“LLC”) that invest in operating entities which hold multi-family real estate properties. The fair value of the LLCs is obtained from a third party and is based on the fair value of the underlying real estate held by the various operating entities. The real estate is initially calculated based on the cost to purchase the properties and subsequently calculated based on a discounted cash flow methodology. Such investments are classified as Level 3 measurements.
Investment funds — The Company owns certain investments in infrastructure LLCs through a consolidated VIE that is measured at fair value on a recurring basis. We initially recorded the investment at the cost to purchase the investment and subsequently recorded based on a discounted cash flow methodology. Investment funds that are fair valued are classified as Level 3 measurements. Certain LP funds are measured at estimated fair value using NAV as a practical expedient.
Other invested assets — The Company holds interest in an investment company limited partnership, which invests in residual tranche investments, and is a consolidated VIE. The investment was initially recorded at cost and will subsequently be recorded at fair value using discounted cash flow methodology and falls within Level 3 of the fair value hierarchy.
Separate account assets and liabilities — The separate account assets included on the quantitative disclosures fair value hierarchy table are comprised of short-term investments, equity securities, and available-for-sale fixed maturity. Equity securities are classified as Level 1 measurements. Short-term investments and available-for-sale fixed maturity securities are classified as Level 2 measurements. These classifications for separate account assets reflect the same fair value level methodologies as listed above as they are derived from the same vendors and follow the same process.
The separate account assets also include cash and cash equivalents, investment funds, accrued investment income, and receivables for securities. These are not included in the quantitative disclosures of fair value hierarchy table.
Reinsurance funds withheld – embedded derivatives — Valuation model is based on quoted prices of similar, traded securities in active markets. For example, interest rates and yield curves observed at commonly quoted intervals, implied volatility, credit spread and market-corroborated inputs.
Market risk benefits — MRBs are valued using stochastic models that incorporate a spread reflecting our non-performance risk. The key assumptions for calculating the fair value of the MRBs are market assumptions such as equity market returns, interest rate levels, market volatility and correlations and policyholder behavior assumptions such as lapse, mortality, utilization and withdrawal patterns. Risk margins are included in the policyholder behavior assumptions. The assumptions are based on a combination of historical data and actuarial judgment. MRBs are classified as Level 3 fair value measurements as the fair value is based on unobservable inputs. The following significant unobservable inputs are used for measuring the fair value:
•Utilization – The utilization assumption represents the percentage of policyholders who will elect to receive lifetime income benefit payments in a given year. The range and weighted average of this assumption can vary from year to year depending on the characteristics of policies in a given cohort within the rate.
•Option budget – The option budget assumption represents the expected cost of annual call options we will purchase in the future.
•Non-performance risk – The non-performance risk assumption impacts the discount rate used in the discounted future cash flow valuation and includes the Company’s own credit risk based on the current market credit spreads for debt-like instruments the Company has issued and are available in the market. Additionally, the non-performance risk assumption includes the counterparty credit risk used in the fair value measurement of ceded market risk benefits which is determined using the current market credit spreads based on the counterparty credit rating.
•Mortality rates – The mortality rate assumptions are set based on a combination of company and industry experience, adjusted for improvement factors. Mortality rates vary by age and by demographic characteristics such as gender.
•Lapse rates – The lapse rate assumptions represent the expected rate of full surrenders which are set based on product type or feature and whether a policy is subject to surrender charges.
Derivative assets and liabilities:
•Foreign currency forward contracts – discounted cash flow model – forward exchange rates (from observable forward exchange rates at the end of the reporting period); discounted at a credit adjusted rate.
•Interest rate contracts – discounted cash flow model – forward interest rates (from observable yield curves) and applicable credit spreads discounted at a credit adjusted rate.
•Equity-index options – valued using industry accepted valuation models and are adjusted for the non-performance risk of each counterparty net of any collateral held. Inputs include market volatility and risk free interest rates and are used in income valuation techniques in arriving at a fair value for each option contract. The non-performance risk for each counterparty is based upon its credit default swap rate. The Company has no performance obligations related to the equity-index options purchased to fund its fixed index annuity and equity-indexed universal life policy liabilities. Certain equity-index options are valued based on vendor sourced prices and are classified as Level 3 measurements due to the use of significant unobservable inputs used by the vendor.
Policyholders’ account balances – embedded derivatives — The fair value of the embedded derivative component of the Company’fixed index annuity and equity-indexed universal life policyholder’s account balances is estimated at each valuation date by (i) projecting policy contract values and minimum guaranteed contract values over the expected lives of the contracts and (ii) discounting the excess of the projected contract value amounts at the applicable risk free interest rates adjusted for our non-performance risk related to those liabilities. The following significant unobservable inputs are used for measuring the fair value: (i) Option budget; (ii) Lapse rates; and (iii) Non-performance risk. For the details of these significant unobservable inputs, refer to significant unobservable inputs for “Market risk benefits”.
The fair value of embedded derivatives of the Company’s fixed index annuities and equity-indexed universal life liabilities, net of coinsurance ceded is $1.2 billion and $872 million as of June 30, 2024 and December 31, 2023, respectively.
Funds withheld for reinsurance liabilities – embedded derivatives — The fair value of the embedded derivative is estimated based on the fair value of the assets supporting the funds withheld payable under modified coinsurance and funds withheld coinsurance reinsurance agreements. The fair value of the embedded derivative is classified as Level 3 based on valuation methods used for the assets held supporting the reinsurance agreements.
Separately managed accounts — The separately managed account manager uses the mid-point of a range from a third-party to price these securities. Discounted cash flows (yield analysis) and market transactions approach are used in the valuation. They use discount rates which is considered an unobservable input.
The fair value hierarchy measurements of the assets and liabilities recorded at fair value are shown below:

	Assets and Liabilities Recorded at Fair Value by Hierarchy Level
AS OF JUN. 30, 2024 US$ MILLIONS	Total Fair Value	Level 1	Level 2	Level 3
Financial assets
Available-for-sale fixed maturity securities:
U.S. treasury and government	$398	$347	$51	$—
U.S. states and political subdivisions	3,384	—	3,132	252
Foreign governments	990	—	990	—
Corporate debt securities	36,228	—	33,307	2,921
Residential mortgage-backed securities	1,309	—	1,286	23
Commercial mortgage-backed securities	3,463	—	3,406	57
Collateralized debt securities	6,825	—	4,261	2,564
Total fixed maturity, available-for-sale	52,597	347	46,433	5,817
Equity securities:
Common stock	2,660	2,083	2	575
Preferred stock	140	37	—	103
Private equity and other	4	—	—	4
Total equity securities	2,804	2,120	2	682
Investment real estate[1]	1,279	—	—	1,279
Real estate partnerships[1]	39	—	—	39
Investment funds[1,2]	111	—	—	111
Short-term investments	2,910	1,737	594	579
Other invested assets:
Derivative assets	1,620	—	1,366	254
Separately managed accounts	89	—	—	89
Other	429	—	4	425
Cash and cash equivalents	14,335	14,312	23	—
Reinsurance funds withheld – embedded derivative	34	—	—	34
Premiums due and other receivables – derivative asset	22	—	22	—
Other assets – market risk benefit assets	704	—	—	704
Separate account assets	1,234	200	1,034	—
Total financial assets	$78,207	$18,716	$49,478	$10,013
Financial liabilities
Policyholders’ account balances – embedded derivative	$1,196	$—	$—	$1,196
Market risk benefits	3,276	—	—	3,276
Funds withheld for reinsurance liabilities – embedded derivative	34	—	—	34
Other liabilities – derivative liabilities	14	—	14	—
Separate account liabilities	1,234	200	1,034	—
Total financial liabilities	$5,754	$200	$1,048	$4,506
1.Balances represent financial assets that are fair valued as a result of consolidation of investment company VIE in accordance with ASC 946.
2.Balance for investment funds excludes those measured at estimated fair value using net asset value (“NAV”) per share as a practical expedient. As of June 30, 2024 and December 31, 2023, the estimated fair values of investment funds measured at NAV as a practical expedient were $645 million and nil, respectively.

	Assets and Liabilities Recorded at Fair Value by Hierarchy Level
AS OF DEC. 31, 2023 US$ MILLIONS	Total Fair Value	Level 1	Level 2	Level 3
Financial assets
Available-for-sale fixed maturity securities:
U.S. treasury and government	$497	$442	$55	$—
U.S. states and political subdivisions	670	—	670	—
Foreign governments	614	—	614	—
Corporate debt securities	14,592	—	12,314	2,278
Residential mortgage-backed securities	376	—	376	—
Commercial mortgage-backed securities	726	—	696	30
Collateralized debt securities	1,302	—	961	341
Total fixed maturity, available-for-sale	18,777	442	15,686	2,649
Equity securities:
Common stock	3,073	2,682	—	391
Preferred stock	121	37	—	84
Private equity and other	45	—	—	45
Total equity securities	3,239	2,719	—	520
Short-term investments	3,115	1,948	40	1,127
Other invested assets:
Derivative assets	342	—	115	227
Separately managed accounts	105	—	—	105
Other	46	—	—	46
Cash and cash equivalents	4,308	4,264	44	—
Reinsurance funds withheld – embedded derivative	(46)	—	—	(46)
Other assets – market risk benefit assets	34	—	—	34
Separate account assets	1,163	405	758	—
Total financial assets	$31,083	$9,778	$16,643	$4,662
Financial liabilities
Policyholders’ account balances – embedded derivative	$1,104	$—	$232	$872
Market risk benefits	89	—	—	89
Other liabilities – derivative liabilities	12	8	4	—
Separate account liabilities	1,163	405	758	—
Total financial liabilities	$2,368	$413	$994	$961
Fair Value Information About Financial Instruments Not Recorded at Fair Value
Information about fair value estimates for financial instruments not measured at fair value is discussed below:
Mortgage loans — The fair value of mortgage loans is estimated using discounted cash flow analyses on a loan-by-loan basis by applying a discount rate to expected cash flows from future installment and balloon payments. The discount rate takes into account general market trends and specific credit risk trends for the individual loan. Factors used to arrive at the discount rate include inputs from spreads based on U.S. Treasury notes and the loan’s credit quality, region, property-type, lien priority, payment type and current status.
Private loans — The fair value of private loans is estimated using discounted cash flow analyses on a loan-by-loan basis by applying a discount rate to expected cash flows from future installment and balloon payments. The discount rate takes into account general market trends and specific credit risk trends for the individual loan.
Policy loans — The carrying value of policy loans is the outstanding balance plus any accrued interest. Due to the collateralized nature of policy loans such that they cannot be separated from the policy contracts, the unpredictable timing of repayments and the fact that settlement is at outstanding value, the carrying value of policy loans approximates fair value.
Other invested assets — The common stock of Federal Home Loan Banks (“FHLB”) is carried at cost which approximates fair value. The fair value of the company-owned life insurance (“COLI”) is equal to the cash surrender value of the policies.
Corporate and subsidiary borrowings — Corporate and subsidiary borrowings are carried at outstanding principal balance. Fair values for subordinated debentures are estimated using discounted cash flow calculations principally based on observable inputs including the Company’s incremental borrowing rates, which reflect its credit rating, for similar types of borrowings with maturities consistent with those remaining for the debt being valued. The fair values for subordinated debentures are categorized as Level 2 within the fair value hierarchy.
Notes payable — Notes payable are carried at outstanding principal balance. For a majority of the notes, the carrying value of the notes payable approximates fair value because the underlying interest rates approximate market rates at the reporting date.
Policyholder’s account balances & deposit assets excluding embedded derivative — The fair values of the policyholder’s account balances not involving significant mortality or morbidity risks are stated at the cost we would incur to extinguish the liability (i.e., the cash surrender value) as these contracts are generally issued without an annuitization date. The coinsurance deposits related to the annuity benefit reserves have fair values determined in a similar fashion. For period-certain annuity benefit contracts, the fair value is determined by discounting the benefits at the interest rates currently in effect for newly issued immediate annuity contracts. All of the fair values presented within these categories fall within Level 3 of the fair value hierarchy as most of the inputs are unobservable market data.
Policy and contract claims – FHLB — The fair values of the Company's funding agreements with the FHLB are estimated using discounted cash flow calculations based on interest rates currently being offered for similar agreements with similar maturities.
The carrying amount and estimated fair value of financial instruments not recorded at fair value on a recurring basis are shown below. The table below excludes cash and cash equivalents and accrued investment income, which are recorded at amortized cost in the statements of financial position, as their carrying amounts approximate the fair values due to their short-term nature.

AS OF JUN. 30, 2024 US$ MILLIONS	Carrying Amount	Fair Value	FV Hierarchy Level
			Level 1	Level 2	Level 3
Financial assets
Mortgage loans on real estate, net of allowance	$12,444	$12,228	—	—	12,228
Private loans, net of allowance	2,871	2,871	—	1,056	1,815
Policy loans	401	401	—	—	401
Deposit assets	15,261	14,196	—	—	14,196
Other invested assets, excluding derivatives and separately managed accounts	471	454	—	403	51
Total financial assets	$31,448	$30,150
Financial liabilities
Policyholders’ account balances – investment contracts, excluding embedded derivative	$76,797	$76,797	—	—	76,797
Policy and contract claims – FHLB	1,880	1,880	—	—	1,880
Corporate and subsidiary borrowings	4,461	4,444	—	80	4,364
Notes payable	657	657	—	—	657
Total financial liabilities	$83,795	$83,778

AS OF DEC. 31, 2023 US$ MILLIONS	Carrying Amount	Fair Value	FV Hierarchy Level
			Level 1	Level 2	Level 3
Financial assets
Mortgage loans on real estate, net of allowance	$5,962	$5,683	—	—	5,683
Private loans, net of allowance	1,198	855	—	—	855
Policy loans	390	390	—	—	390
Other invested assets, excluding derivatives and separately managed accounts	12	12	—	—	12
Total financial assets	$7,562	$6,940
Financial liabilities
Policyholders’ account balances – investment contracts, excluding embedded derivative	$21,627	$20,098	—	6,001	14,097
Corporate and subsidiary borrowings	3,569	3,567	133	249	3,185
Notes payable	174	174	—	—	174
Total financial liabilities	$25,370	$23,839
For financial assets and financial liabilities measured at fair value on a recurring basis using Level 3 inputs during the periods, reconciliations of the beginning and ending balances are shown below:

	Assets			Liabilities
FOR THE PERIODS ENDED JUN. 30, 2024 US$ MILLIONS	Invested assets[1]	Derivative assets	Reinsurance funds withheld – embedded derivative	Policyholders’ account balances – embedded derivative	Funds withheld for reinsurance liabilities – embedded derivative
Balance as of January 1, 2024	$4,447	$227	$(46)	$(872)	$—
Fair value changes in net income	(5)	57	135	(38)	1
Fair value changes in other comprehensive income	8	—	—	—	—
Purchases	2,187	35	—	—	—
Sales	(2,056)	—	—	—	—
Settlements or maturities	(6)	(62)	—	—	—
Premiums less benefits	—	—	—	6	—
Balance as of March 31, 2024	$4,575	$257	$89	$(904)	$1
Acquisition from business combination	4,288	—	—	—	—
Derecognition[2]	—	—	(196)	—	—
Fair value changes in net income	162	24	141	(287)	(35)
Fair value changes in other comprehensive income	19	—	—	—	—
Purchases	1,234	39	—	—	—
Sales	(1,260)	—	—	—	—
Settlements or maturities	(3)	(66)	—	30	—
Premiums less benefits	—	—	—	(35)	—
Transfers into Level 3	64	—	—	—	—
Transfers out of Level 3	(58)	—	—	—	—
Balance as of June 30, 2024	$9,021	$254	$34	$(1,196)	$(34)
1.Balance includes separately managed accounts.
2.See Note 16 for the details of effective settlement of a reinsurance arrangement, resulting in the derecognition of reinsurance funds withheld.

	Assets			Liabilities
FOR THE PERIODS ENDED JUN. 30, 2023 US$ MILLIONS	Invested assets[1]	Derivative assets	Reinsurance funds withheld – embedded derivative	Policyholders’ account balances – embedded derivative
Balance as of January 1, 2023	$2,489	$121	$154	$(726)
Fair value changes in net income	1	25	(55)	(50)
Fair value changes in other comprehensive income	77	—	—	—
Purchases	1,265	30	—	—
Sales	(320)	—	—	—
Settlements or maturities	—	(9)	—	—
Premiums less benefits	—	—	—	(8)
Balance as of March 31, 2023	$3,512	$167	$99	$(784)
Fair value changes in net income	(293)	47	27	(51)
Purchases	923	30	—	—
Sales	(33)	—	—	—
Settlements or maturities	—	(29)	—	—
Premiums less benefits	—	—	—	26
Balance as of June 30, 2023	$4,109	$215	$126	$(809)
1.Balance includes separately managed accounts.
There were no transfers between Level 1 or Level 2 during the periods presented. The Company’s valuation of financial instruments categorized as Level 3 in the fair value hierarchy are based on valuation techniques that use significant inputs that are unobservable or had a decline in market activity that obscured observability. The indicators considered in determining whether a significant decrease in the volume and level of activity for a specific asset has occurred include the level of new issuances in the primary market, trading volume in the secondary market, the level of credit spreads over historical levels, applicable bid-ask spreads, and price consensus among market participants and other pricing sources. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models and discounted cash flow methodology based on spread/yield assumptions.
The following summarizes the valuation techniques and unobservable inputs of the Level 3 fair value measurements:

Type of Asset	Valuation Techniques	Significant Unobservable Inputs
Available-for-sale fixed maturity securities	Corporate debt securities •Discounted cash flows (yield analysis) •Income approach •Price at cost	Corporate debt securities •Contractual cash flows •Duration •Call provisions •Weighted-average life •Risk premium •Coupon rate
	Other asset-backed securities •Discounted cash flows	Other asset-backed securities •Discount rate •Weighted average life
	Collateralized debt securities •Broker quotes •Income approach	Collateralized debt securities •Contractual cash flows •Weighted-average coupon and maturity •Collateral type •Loss severity •Geography
Common stock, preferred stock and private equity	•Broker quotes •Income approach •Current Value Method (“CVM”) •Guideline public company method[1]	•Security structure •Last Twelve Months (“LTM”) Revenue Multiple[2] •Next Calendar Year (“NCY”) Revenue Multiple[3] •LTM EBITDA Multiple[4] •NCY +1 EBITDA Multiple[5]
Investment real estate, real estate partnerships	•Broker price opinions (“BPOs”)	•Market comparable home sales •Age and size of the home •Location and property conditions
Separately managed accounts	Common stock and warrants •Guideline public company method[1] •Option pricing method •CVM	Common stock and warrants •LTM Revenue Multiple[2] •NCY Revenue Multiple[3] •LTM EBITDA Multiple[4] •NCY +1 EBITDA Multiple[5] •Term •Volatility •Discount for lack of marketability (“DLOM”)
	Preferred stock •Guideline public company method[1] •CVM	Preferred stock •LTM Revenue Multiple[2] •NCY Revenue Multiple[3] •LTM EBITDA Multiple[4] •NCY +1 EBITDA Multiple[5]
	Fixed income •Discounted cash flows (yield analysis) •Market transactions approach •CVM •Cost	Fixed income •Discount rate •NCY EBITDA
1.Guideline public company method uses price multiples from data on comparable public companies. Multiples are then adjusted to account for differences between what is being valued and comparable firms.
2.LTM Revenue Multiple valuation metric shows revenue for the past 12-month period.
3.NCY Revenue Multiple shows forecast revenue over the next calendar year.
4.LTM EBITDA Multiple shows earnings before interest, taxes, depreciation and amortization (“EBITDA”) for the past 12-month period.
5.NCY +1 EBITDA Multiple shows forecasted EBITDA expected to be achieved over the next calendar year.